INVENTORIES	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
INVENTORIES
Inventories
Inventories are valued at the lower of cost or net realisable value and cost is determined using the first-in, first-out (FIFO) method. Inventories consist of raw materials, supplies (primarily including concentrate, other ingredients and packaging) and finished goods, which also include direct labour, indirect production and overhead costs. Cost includes all costs incurred to bring inventories to their present location and condition. Spare parts are recorded as assets at the time of purchase and are expensed as utilised. Net realisable value is the estimated selling price in the ordinary course of business, less the estimated costs necessary to complete and sell the inventory.
The following table summarises the inventory outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2019	31 December 2018
	€ million	€ million
Finished goods	408	378
Raw materials and supplies	232	234
Spare parts	83	81
Total inventories	723	693

Write downs of inventories to net realisable value totalled €25 million and €23 million during the years ended 31 December 2019 and 31 December 2018, respectively, which were included in cost of sales on the consolidated income statement. None of the write downs were subsequently reversed.